Reconciliations of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2024
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
33	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM
2024
Bank borrowings	322,599	(107,240)	10,060	(10,060)	215,359
Lease liabilities	1,255,340	(718,960)	32,413	(32,413)	536,380
Other borrowings	600,000	-	-	-	600,000
	2,177,939	(826,200)	42,385	(42,385)	1,351,739
	At beginning of year	Proceeds from borrowings	Principal payments	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM
2023
Bank borrowings	443,174	-	(120,575)	13,954	(13,954)	322,599
Lease liabilities	744,959	886,093	(375,712)	30,288	(30,288)	1,255,340
Other borrowings	649,699	-	(49,699)	46,562	(46,562)	600,000
	1,837,832	886,093	(545,986)	90,804	(90,804)	2,177,939